Trading Activities - Summary of Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative assets	$ 368,646	$ 27,678
Derivative liabilities	(1,117,857)	(1,631,766)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Derivative assets	59,731
Derivative liabilities	(367,542)	(1,783,055)
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets		240,259
Derivative liabilities	(342,592)	(817,341)
Futures Contracts [Member]
Derivative [Line Items]
Derivative assets	368,646
Total unrealized appreciation on open contracts	753,644	724,794
Derivative liabilities	(384,998)	(966,476)
Total unrealized depreciation on open contracts	(384,998)	(966,476)
Net unrealized appreciation (depreciation) on open contracts	368,646	(241,682)
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		269,891
Derivative liabilities		(460,830)
Total unrealized depreciation on open contracts		(460,830)
Net unrealized appreciation (depreciation) on open contracts		(190,939)
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets		237,427
Total unrealized appreciation on open contracts		817,717
Derivative liabilities		(580,290)
Total unrealized depreciation on open contracts		(580,290)
Net unrealized appreciation (depreciation) on open contracts		237,427
Futures Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Derivative assets	307,440	521,638
Derivative liabilities	(217,794)	(438,942)
Futures Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Derivative assets		175,711
Derivative liabilities		(351,218)
Futures Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets		352,267
Derivative liabilities		(146,363)
Futures Contracts [Member] | Equity [Member]
Derivative [Line Items]
Derivative assets	235,457	68,401
Derivative liabilities	(73,498)	(96,901)
Futures Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Derivative assets		26,772
Derivative liabilities		(40,237)
Futures Contracts [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets		121,112
Derivative liabilities		(93,411)
Futures Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Derivative assets	3,131	9,389
Derivative liabilities	(2,948)	(2,828)
Futures Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets		205,956
Derivative liabilities		(17,590)
Futures Contracts [Member] | Interest Rates [Member]
Derivative [Line Items]
Derivative assets	207,616	125,366
Derivative liabilities	(90,758)	(427,805)
Futures Contracts [Member] | Interest Rates [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Derivative assets		67,408
Derivative liabilities		(69,375)
Futures Contracts [Member] | Interest Rates [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets		138,382
Derivative liabilities		(322,926)
Forward Contracts [Member]
Derivative [Line Items]
Derivative assets		27,678
Total unrealized appreciation on open contracts	630,512	692,968
Derivative liabilities	(732,859)	(665,290)
Total unrealized depreciation on open contracts	(732,859)	(665,290)
Net unrealized appreciation (depreciation) on open contracts	(102,347)	27,678
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Derivative assets	59,731
Total unrealized appreciation on open contracts	427,273	1,264,408
Derivative liabilities	(367,542)	(1,322,225)
Total unrealized depreciation on open contracts	(367,542)	(1,322,225)
Net unrealized appreciation (depreciation) on open contracts	59,731	(57,817)
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets		2,832
Total unrealized appreciation on open contracts	279,345	239,883
Derivative liabilities	(342,592)	(237,051)
Total unrealized depreciation on open contracts	(342,592)	(237,051)
Net unrealized appreciation (depreciation) on open contracts	(63,247)	2,832
Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Derivative assets	82,024	91,854
Derivative liabilities	(291,675)	(306,677)
Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Derivative assets	28,095	26,107
Derivative liabilities	(152,671)	(135,773)
Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets	89,654	87,839
Derivative liabilities	(166,960)	(32,341)
Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Derivative assets	548,488	601,114
Derivative liabilities	(441,184)	(358,613)
Forward Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Derivative assets	399,178	1,238,301
Derivative liabilities	(214,871)	(1,186,452)
Forward Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Derivative assets	189,691	152,044
Derivative liabilities	$ (175,632)	$ (204,710)